As filed with the Securities and Exchange Commission on May 17, 2011
1933 Act File No. 333-93813
1940 Act File No. 811-09761

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.__	☐
Post-Effective Amendment No. 34	☑
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑
Amendment No. 35	☑
(Check appropriate box or boxes.)
DIREXION INSURANCE TRUST
33 Whitehall Street, 10th Floor
New York, New York 10004
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (646) 572-3390
Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)
Copy to:

Adam R. Henkel	Francine J. Rosenberger
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 33 to the Registrant’s registration statement on April 29, 2011.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the 1940 Act the Registrant certifies that this Post-Effective Amendment No. 34 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on May 17, 2011.

DIREXION INSURANCE TRUST
By:	/s/ Daniel D. O’Neill
Daniel D. O’Neill
President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 34 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty* Lawrence C. Rafferty	Chairman of the Board	May 17, 2011

/s/ Daniel J. Byrne* Daniel J. Byrne	Trustee	May 17, 2011

/s/ Gerald E. Shanley III* Gerald E. Shanley III	Trustee	May 17, 2011

/s/ John Weisser* John Weisser	Trustee	May 17, 2011

	Principal Financial	May 17, 2011
/s/ Patrick J. Rudnick Patrick J. Rudnick	Officer and Treasurer

	President and Principal	May 17, 2011
/s/ Daniel D. O’Neill Daniel D. O’Neill	Executive Officer

*By:	/s/ Daniel D. O’Neill Daniel D. O’Neill, President and Attorney-
In Fact

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE

POWER OF ATTORNEY
The undersigned trustee of the Potomac Funds and the Potomac Insurance Trust, each a Massachusetts business trust (the “Trusts”), does hereby constitute and appoint Daniel O’Neill, Philip A. Harding, and Robert J. Zutz, the true and lawful attorneys and agents of the undersigned, with full power of substitution, to do any and all acts and things and execute any and all instruments that said attorneys or agents, may deem necessary or advisable or which may be required to enable the Trusts to comply with the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the laws of the jurisdictions in which securities of the Trusts may be offered and sold, and any rules, regulations, or requirements of the Securities and Exchange Commission (“SEC”), or of the securities commission or other agency of any such jurisdiction in respect thereof, in connection with the registration for sale of their securities under the Securities Act of 1933, as amended, and the registration and qualification, under the securities laws of any such jurisdiction, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned trustee, the Trusts’ Registration Statements on Form N-1A and any registration statement on any other form adopted by the SEC, any amendments or post-effective amendments of any of the foregoing and the applicable form of any such jurisdiction, with respect to each Trust and its Shares of Beneficial Interest to be filed with the SEC and the securities commission or other agency of any such jurisdiction under said Acts, any and all amendments and supplements to said amendments or post-effective amendments and any other instruments or documents filed as part of or in connection with said Registration Statements, amendments, or supplements; and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.
     IN WITNESS WHEREOF, the undersigned has subscribed these presents as of this 22nd day of August, 2002.

/s/ Daniel J. Byrne
Daniel J. Byrne

POWER OF ATTORNEY
The undersigned trustee of the Potomac Funds and the Potomac Insurance Trust, each a Massachusetts business trust (the “Trusts”), does hereby constitute and appoint Daniel O’Neill, Philip A. Harding, and Robert J. Zutz, the true and lawful attorneys and agents of the undersigned, with full power of substitution, to do any and all acts and things and execute any and all instruments that said attorneys or agents, may deem necessary or advisable or which may be required to enable the Trusts to comply with the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the laws of the jurisdictions in which securities of the Trusts may be offered and sold, and any rules, regulations, or requirements of the Securities and Exchange Commission (“SEC”), or of the securities commission or other agency of any such jurisdiction in respect thereof, in connection with the registration for sale of their securities under the Securities Act of 1933, as amended, and the registration and qualification, under the securities laws of any such jurisdiction, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned trustee, the Trusts’ Registration Statements on Form N-1A and any registration statement on any other form adopted by the SEC, any amendments or post-effective amendments of any of the foregoing and the applicable form of any such jurisdiction, with respect to each Trust and its Shares of Beneficial Interest to be filed with the SEC and the securities commission or other agency of any such jurisdiction under said Acts, any and all amendments and supplements to said amendments or post-effective amendments and any other instruments or documents filed as part of or in connection with said Registration Statements, amendments, or supplements; and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.
     IN WITNESS WHEREOF, the undersigned has subscribed these presents as of this 22nd day of August, 2002.

/s/ Jay F. Higgins
Jay F. Higgins

POWER OF ATTORNEY
The undersigned trustee of the Potomac Funds and the Potomac Insurance Trust, each a Massachusetts business trust (the “Trusts”), does hereby constitute and appoint Daniel O’Neill, Philip A. Harding, and Robert J. Zutz, the true and lawful attorneys and agents of the undersigned, with full power of substitution, to do any and all acts and things and execute any and all instruments that said attorneys or agents, may deem necessary or advisable or which may be required to enable the Trusts to comply with the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the laws of the jurisdictions in which securities of the Trusts may be offered and sold, and any rules, regulations, or requirements of the Securities and Exchange Commission (“SEC”), or of the securities commission or other agency of any such jurisdiction in respect thereof, in connection with the registration for sale of their securities under the Securities Act of 1933, as amended, and the registration and qualification, under the securities laws of any such jurisdiction, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned trustee, the Trusts’ Registration Statements on Form N-1A and any registration statement on any other form adopted by the SEC, any amendments or post-effective amendments of any of the foregoing and the applicable form of any such jurisdiction, with respect to each Trust and its Shares of Beneficial Interest to be filed with the SEC and the securities commission or other agency of any such jurisdiction under said Acts, any and all amendments and supplements to said amendments or post-effective amendments and any other instruments or documents filed as part of or in connection with said Registration Statements, amendments, or supplements; and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.
     IN WITNESS WHEREOF, the undersigned has subscribed these presents as of this 22nd day of August, 2002.

/s/ Lawrence C. Rafferty
Lawrence C. Rafferty

POWER OF ATTORNEY
The undersigned trustee of the Potomac Funds and the Potomac Insurance Trust, each a Massachusetts business trust (the “Trusts”), does hereby constitute and appoint Daniel O’Neill, Philip A. Harding, and Robert J. Zutz, the true and lawful attorneys and agents of the undersigned, with full power of substitution, to do any and all acts and things and execute any and all instruments that said attorneys or agents, may deem necessary or advisable or which may be required to enable the Trusts to comply with the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the laws of the jurisdictions in which securities of the Trusts may be offered and sold, and any rules, regulations, or requirements of the Securities and Exchange Commission (“SEC”), or of the securities commission or other agency of any such jurisdiction in respect thereof, in connection with the registration for sale of their securities under the Securities Act of 1933, as amended, and the registration and qualification, under the securities laws of any such jurisdiction, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned trustee, the Trusts’ Registration Statements on Form N-1A and any registration statement on any other form adopted by the SEC, any amendments or post-effective amendments of any of the foregoing and the applicable form of any such jurisdiction, with respect to each Trust and its Shares of Beneficial Interest to be filed with the SEC and the securities commission or other agency of any such jurisdiction under said Acts, any and all amendments and supplements to said amendments or post-effective amendments and any other instruments or documents filed as part of or in connection with said Registration Statements, amendments, or supplements; and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.
     IN WITNESS WHEREOF, the undersigned has subscribed these presents as of this 22nd day of August, 2002.

/s/ Gerald E. Shanley III
Gerald E. Shanley III

POWER OF ATTORNEY
The undersigned trustee of the Potomac Funds and the Potomac Insurance Trust, each a Massachusetts business trust (the “Trusts”), does hereby constitute and appoint Daniel O’Neill, Philip A. Harding, and Robert J. Zutz, the true and lawful attorneys and agents of the undersigned, with full power of substitution, to do any and all acts and things and execute any and all instruments that said attorneys or agents, may deem necessary or advisable or which may be required to enable the Trusts to comply with the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the laws of the jurisdictions in which securities of the Trusts may be offered and sold, and any rules, regulations, or requirements of the Securities and Exchange Commission (“SEC”), or of the securities commission or other agency of any such jurisdiction in respect thereof, in connection with the registration for sale of their securities under the Securities Act of 1933, as amended, and the registration and qualification, under the securities laws of any such jurisdiction, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned trustee, the Trusts’ Registration Statements on Form N-1A and any registration statement on any other form adopted by the SEC, any amendments or post-effective amendments of any of the foregoing and the applicable form of any such jurisdiction, with respect to each Trust and its Shares of Beneficial Interest to be filed with the SEC and the securities commission or other agency of any such jurisdiction under said Acts, any and all amendments and supplements to said amendments or post-effective amendments and any other instruments or documents filed as part of or in connection with said Registration Statements, amendments, or supplements; and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.
     IN WITNESS WHEREOF, the undersigned has subscribed these presents as of this 26th day of December, 2001.

/s/ Kevin G. Boyle
Kevin G. Boyle

POWER OF ATTORNEY
The undersigned trustee of the Direxion Funds and the Direxion Insurance Trust, each a Massachusetts business trust (the “Trusts”), does hereby constitute and appoint Daniel O’Neill, Philip A. Harding, and Robert J. Zutz, the true and lawful attorneys and agents of the undersigned, with full power of substitution, to do any and all acts and things and execute any and all instruments that said attorneys or agents, may deem necessary or advisable or which may be required to enable the Trusts to comply with the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, the laws of the jurisdictions in which securities of the Trusts may be offered and sold, and any rules, regulations, or requirements of the Securities and Exchange Commission (“SEC”), or of the securities commission or other agency of any such jurisdiction in respect thereof, in connection with the registration for sale of their securities under the Securities Act of 1933, as amended, and the registration and qualification, under the securities laws of any such jurisdiction, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned trustee, the Trusts’ Registration Statements on Form N-1A and any registration statement on any other form adopted by the SEC, any amendments or post-effective amendments of any of the foregoing and the applicable form of any such jurisdiction, with respect to each Trust and its Shares of Beneficial Interest to be filed with the SEC and the securities commission or other agency of any such jurisdiction under said Acts, any and all amendments and supplements to said amendments or post-effective amendments and any other instruments or documents filed as part of or in connection with said Registration Statements, amendments, or supplements; and the undersigned does hereby ratify and confirm all that said attorneys and agents, or any of them, shall do or cause to be done by virtue thereof.
     IN WITNESS WHEREOF, the undersigned has subscribed these presents as of this 4th day of April, 2007.

/s/ John Weisser
John Weisser